Accounts Receivable (Details) - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Accounts Receivable (Details) - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 3,256,687
Total gross accounts receivable, Subsequent collection	$ 3,149,166
Total gross accounts receivable, net, % of subsequent collection	96.70%
Allowance for credit losses, balance
Allowance for credit losses, Subsequent collection
Allowance for credit losses, net, % of subsequent collection
Accounts receivable, net, balance	$ 3,256,687	$ 2,750,214
Accounts receivable, net, Subsequent collection	$ 3,149,166
Accounts receivable, net, % of subsequent collection	96.70%
Overdue [Member]
Accounts Receivable (Details) - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 671,953
Total gross accounts receivable, Subsequent collection	$ 670,188
Total gross accounts receivable, net, % of subsequent collection	99.70%
Not yet due [Member]
Accounts Receivable (Details) - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance	$ 2,584,734
Total gross accounts receivable, Subsequent collection	$ 2,478,978
Total gross accounts receivable, net, % of subsequent collection	95.90%